Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 31, 2019	$ 8,784	$ 108,966	$ (43,687)	$ 74,063
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2019				87,836,802
Common stock issued – advisory	325	(325)	0	$ 0
Common Stock Issued Advisory Shares				3,250,000
Common stock issued for investment	50	29,950	0	$ 30,000
Net Loss				(52,284)
Ending balance, value at Mar. 31, 2020	9,159	138,591	(95,921)	$ 51,829
Common Stock, Shares, Outstanding, Ending Balance at Mar. 31, 2020				91,586,802
Beginning balance, value at Mar. 31, 2019	8,784	108,966	(43,687)	$ 74,063
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2019				87,836,802
Common Stock Issued Investment Shares				500,000
Ending balance, value at Dec. 31, 2020	23,094	138,591	(112,118)	$ 49,567
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2020				230,943,944
Beginning balance, value at Mar. 31, 2020	9,159	138,591	(95,921)	$ 51,829
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2020				91,586,802
Common stock issued – advisory	1,200	0	0	$ 1,200
Common Stock Issued Advisory Shares				12,000,000
Common stock issued for investment	1,150	0	0	$ 1,150
Common stock issued - officer	11,585	0	0	$ 11,585
Common Stock Issued Officer Shares				115,857,142
Net Loss	0	0	(16,197)	$ (16,197)
Ending balance, value at Dec. 31, 2020	23,094	138,591	(112,118)	$ 49,567
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2020				230,943,944
Beginning balance, value at Mar. 31, 2020	9,159	138,591	(95,921)	$ 51,829
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2020				91,586,802
Common stock issued – advisory	1,200	718,800	0	$ 720,000
Common Stock Issued Advisory Shares				12,000,000
Common stock issued for investment	1,495	1,033,305	0	$ 1,035,000
Common stock issued - officer	16,536	6,856,693	0	$ 6,873,229
Common Stock Issued Officer Shares				165,357,142
Stock subscription receivable	0	(1,035,000)	0	$ (1,035,000)
Net Loss	0	0	(7,609,426)	(7,609,426)
Ending balance, value at Mar. 31, 2021	28,390	8,747,589	(7,705,347)	$ 35,632
Common Stock, Shares, Outstanding, Ending Balance at Mar. 31, 2021				283,893,944
Beginning balance, value at Mar. 31, 2020	9,159	138,591	(95,921)	$ 51,829
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2020				91,586,802
Common Stock Issued Investment Shares				14,950,000
Ending balance, value at Dec. 31, 2021	28,390	8,747,589	(7,795,118)	$ (54,139)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021				283,893,944
Beginning balance, value at Sep. 30, 2020	23,094	138,591	(112,118)	$ 49,567
Common Stock, Shares, Outstanding, Beginning Balance at Sep. 30, 2020				230,943,944
Net Loss	0	0	0	$ 0
Ending balance, value at Dec. 31, 2020	23,094	138,591	(112,118)	$ 49,567
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2020				230,943,944
Beginning balance, value at Mar. 31, 2021	28,390	8,747,589	(7,705,347)	$ 35,632
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2021				283,893,944
Common Stock Issued Investment Shares				11,500,000
Net Loss	0	0	(89,771)	$ (89,771)
Ending balance, value at Dec. 31, 2021	28,390	8,747,589	(7,795,118)	$ (54,139)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021				283,893,944
Beginning balance, value at Sep. 30, 2021	28,390	8,747,589	(7,792,510)	$ (51,531)
Common Stock, Shares, Outstanding, Beginning Balance at Sep. 30, 2021				283,893,944
Net Loss	0	0	(2,608)	$ (2,608)
Ending balance, value at Dec. 31, 2021	$ 28,390	$ 8,747,589	$ (7,795,118)	$ (54,139)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021				283,893,944